SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue	$ 10,070,063	$ 9,895,456	$ 9,613,907
Cost of sales	7,951,269	7,773,432	7,279,358
Gross margin	2,118,794	2,122,024	2,334,549
Other income	360,864	472,758	549,889
Distribution costs	580,046	615,214	696,784
Administrative expenses	735,218	736,333	952,768
Other expenses	422,792	356,250	365,460
Other gains (losses)	11,525	53,499	(7,754)
Income from operation activities	753,127	940,484	861,672
Financial income	26,283	53,253	78,695
Financial costs	589,934	539,137	579,233
Foreign exchange gains (losses)	(32,571)	(38,070)	(48,498)
Result of indexation units	499,504	383,984	559,919
Income (loss) before taxes	141,916	415,665	313,384
Income (loss) tax expense / benefit	(53,697)	73,879	158,998
NET INCOME (LOSS) FOR THE PERIOD	195,613	341,786	154,386
Income (loss) attributable to owners of the parent	190,430	309,811	108,896
Income (loss) attributable to non- controlling interest	$ 5,183	31,975	45,490
Results Under IAS 17 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue			9,613,907
Cost of sales			(7,441,849)
Gross margin			2,172,058
Other income			549,889
Distribution costs			(699,600)
Administrative expenses			(938,931)
Other expenses			(368,883)
Other gains (losses)			(7,754)
Income from operation activities			706,779
Financial income			78,695
Financial costs			(393,286)
Foreign exchange gains (losses)			(18,718)
Result of indexation units			748
Income (loss) before taxes			374,218
Income (loss) tax expense / benefit			(173,504)
NET INCOME (LOSS) FOR THE PERIOD			200,714
Income (loss) attributable to owners of the parent			155,304
Income (loss) attributable to non- controlling interest			45,410
Adoption Impact of IFRS 16 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue
Cost of sales		189,411	162,491
Gross margin		189,411	162,491
Other income
Distribution costs		3,986	2,816
Administrative expenses		(15,063)	(13,837)
Other expenses		3,531	3,423
Other gains (losses)
Income from operation activities		181,865	154,893
Financial income
Financial costs		(182,868)	(185,947)
Foreign exchange gains (losses)		119,639	(29,780)
Result of indexation units
Income (loss) before taxes		118,636	(60,834)
Income (loss) tax expense / benefit		9,903	14,506
NET INCOME (LOSS) FOR THE PERIOD		128,539	(46,328)
Income (loss) attributable to owners of the parent		127,876	(46,408)
Income (loss) attributable to non- controlling interest		663	80
Results Under IFRS 16 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue			9,613,907
Cost of sales			(7,279,358)
Gross margin			2,334,549
Other income			549,889
Distribution costs			(696,784)
Administrative expenses			(952,768)
Other expenses			(365,460)
Other gains (losses)			(7,754)
Income from operation activities			861,672
Financial income			78,695
Financial costs			(579,233)
Foreign exchange gains (losses)			(48,498)
Result of indexation units			748
Income (loss) before taxes			313,384
Income (loss) tax expense / benefit			(158,998)
NET INCOME (LOSS) FOR THE PERIOD			154,386
Income (loss) attributable to owners of the parent			108,896
Income (loss) attributable to non- controlling interest			$ 45,490
Results Under IFRS 15 Published [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue		9,895,456
Cost of sales		(7,962,843)
Gross margin		1,932,613
Other income		472,758
Distribution costs		(619,200)
Administrative expenses		(721,270)
Other expenses		(359,781)
Other gains (losses)		53,499
Income from operation activities		758,619
Financial income		53,253
Financial costs		(356,269)
Foreign exchange gains (losses)		(157,709)
Result of indexation units		(865)
Income (loss) before taxes		297,029
Income (loss) tax expense / benefit		(83,782)
NET INCOME (LOSS) FOR THE PERIOD		213,247
Income (loss) attributable to owners of the parent		181,935
Income (loss) attributable to non- controlling interest		31,312
Results Under IFRS 15 Restated IFRS 16 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue		9,895,456
Cost of sales		(7,773,432)
Gross margin		2,122,024
Other income		472,758
Distribution costs		(615,214)
Administrative expenses		(736,333)
Other expenses		(356,250)
Other gains (losses)		53,499
Income from operation activities		940,484
Financial income		53,253
Financial costs		(539,137)
Foreign exchange gains (losses)		(38,070)
Result of indexation units		(865)
Income (loss) before taxes		415,665
Income (loss) tax expense / benefit		(73,879)
NET INCOME (LOSS) FOR THE PERIOD		341,786
Income (loss) attributable to owners of the parent		309,811
Income (loss) attributable to non- controlling interest		31,975
Contract Costs [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue
Cost of sales
Gross margin
Other income
Distribution costs		(43)
Administrative expenses		(806)
Other expenses
Other gains (losses)
Income from operation activities		(849)
Financial income
Financial costs
Foreign exchange gains (losses)
Result of indexation units
Income (loss) before taxes		(849)
Income (loss) tax expense / benefit		(23)
NET INCOME (LOSS) FOR THE PERIOD		(872)
Income (loss) attributable to owners of the parent		(872)
Income (loss) attributable to non- controlling interest
Deferred Revenues Recognition [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue		48,561
Cost of sales		(34,986)
Gross margin		13,575
Other income
Distribution costs
Administrative expenses
Other expenses
Other gains (losses)
Income from operation activities		13,575
Financial income
Financial costs
Foreign exchange gains (losses)
Result of indexation units
Income (loss) before taxes		13,575
Income (loss) tax expense / benefit		(1,030)
NET INCOME (LOSS) FOR THE PERIOD		12,545
Income (loss) attributable to owners of the parent		12,545
Income (loss) attributable to non- controlling interest
Reclassifications [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue		31,501
Cost of sales
Gross margin		31,501
Other income		42,563
Distribution costs		(20,003)
Administrative expenses		(54,061)
Other expenses
Other gains (losses)
Income from operation activities
Financial income
Financial costs
Foreign exchange gains (losses)
Result of indexation units
Income (loss) before taxes
Income (loss) tax expense / benefit
NET INCOME (LOSS) FOR THE PERIOD
Income (loss) attributable to owners of the parent
Income (loss) attributable to non- controlling interest
Results Under IAS 18 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of effects of changes recognized in the application of IFRS [Line Items]
Revenue		9,975,518
Cost of sales		(7,808,418)
Gross margin		2,167,100
Other income		515,321
Distribution costs		(635,260)
Administrative expenses		(791,200)
Other expenses		(356,250)
Other gains (losses)		53,499
Income from operation activities		953,210
Financial income		53,253
Financial costs		(539,137)
Foreign exchange gains (losses)		(38,070)
Result of indexation units		(865)
Income (loss) before taxes		428,391
Income (loss) tax expense / benefit		(74,932)
NET INCOME (LOSS) FOR THE PERIOD		353,459
Income (loss) attributable to owners of the parent		321,484
Income (loss) attributable to non- controlling interest		$ 31,975